Commitments and Contingent Liabilities - Schedule of Commitment and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term debt obligations
2020	$ 36,259
2021	37,901
2022	38,665
2023	39,478
2024	295,563
Thereafter	338,051
Total debt	785,917
Newbuildings
2020	685,000
2021	252,000
2022	0
2023	0
2024	0
Thereafter	0
Total	937,000
Total
2020	721,259
2021	289,901
2022	38,665
2023	39,478
2024	295,563
Thereafter	338,051
Total	$ 1,722,917